Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Information About Key Management Personnel [Abstract]
Summary of Key Management Personnel Compensation

Key management personnel compensation is as follows:

	2023	2022	2021
	S$’000	S$’000	S$’000
Wages and salaries	4,380	4,085	3,482
Employer’s contribution to defined contribution plans	17	35	35
Benefits in kind	—	—	266
Share grants and options	2,189	3,673	4,033
Non-executive directors’ remuneration by way of:
- Cash	752	450	336
	7,338	8,243	8,152